APRIL 1, 2000

                                                            ASSET CLASSES

                                                        *   EQUITY FUNDS
                                                       (*)  FUNDS OF FUNDS
                                                        *   BOND FUNDS
                                                        *   TAX FREE BOND FUNDS
                                                        *   MONEY MARKET FUNDS

FUND PROFILE

FIRST AMERICAN

STRATEGY
        FUNDS

AGGRESSIVE GROWTH FUND
GROWTH FUND
GROWTH AND INCOME FUND
INCOME FUND

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.

[LOGO] FIRST AMERICAN FUNDS (R)
       THE POWER OF DISCIPLINED INVESTING (R)

FIRST AMERICAN STRATEGY FUNDS

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OBJECTIVES


STRATEGY AGGRESSIVE GROWTH FUND seeks a high level of capital growth.

STRATEGY GROWTH FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH AND INCOME FUND seeks both capital growth and current income.

STRATEGY INCOME FUND seeks a high level of current income consistent with limited risk to capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Growth Fund and Strategy Growth Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth and Income Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.


The underlying funds in which the Strategy Funds invest include the 11 equity funds and two fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                                      Aggressive                           Growth and
                                     Growth Fund         Growth Fund       Income Fund        Income Fund
------------------------------------------------------------------------------------------------------------
                                      MIN        MAX       MIN     MAX       MIN     MAX       MIN       MAX
------------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE              60%       100%       50%    90%        35%    75%        15%       45%
Equity Index Fund                     0%        80%        0%    75%         0%    60%         0%       35%
Large Cap Growth Fund                 5%        50%        5%    45%         5%    40%         0%       25%
Large Cap Value Fund                  5%        50%        5%    45%         5%    40%         0%       25%
Mid Cap Growth Fund                   0%        40%        0%    30%         0%    20%         0%       10%
Mid Cap Value Fund                    0%        40%        0%    30%         0%    20%         0%       10%
Small Cap Growth Fund                 0%        40%        0%    30%         0%    20%         0%       10%
Small Cap Value Fund                  0%        40%        0%    30%         0%    20%         0%       10%
Equity Income Fund                    0%        15%        0%    25%         0%    35%         0%       45%
Real Estate Securities Fund           0%        15%        0%    15%         0%    15%         0%       15%
Emerging Markets Fund                 0%        15%        0%    15%         0%    10%         0%        5%
International Fund                    0%        35%        0%    30%         0%    25%         0%       15%

FIXED INCOME FUNDS AS A WHOLE         0%        40%       10%    50%        25%    65%        55%       85%
Fixed Income Fund                     0%        40%        0%    50%        10%    65%        25%       85%
Strategic Income Fund                 0%        15%        0%    20%         0%    20%         0%       25%

PRIME OBLIGATIONS FUND                0%        35%        0%    35%         0%    35%         0%       35%
------------------------------------------------------------------------------------------------------------

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
                                                                               1
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

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MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:


ACTIVE MANAGEMENT
Each fund is actively managed and its performance, therefore, will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.


ADDITIONAL EXPENSES
Investing in the underlying funds through an investment in one of the Strategy Funds involves additional expenses that would not be present in a direct investment in the underlying funds.


RISKS ASSOCIATED WITH THE UNDERLYING FUNDS
The Strategy Funds are subject to the risks of the underlying funds in which they invest. These risks include:

o The underlying funds (other than Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

o Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

o Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund and International Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies.

o Mid Cap Growth Fund and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

o Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry and to the risks associated with direct investments in real estate investment trusts.

o International Fund, Emerging Markets Fund, and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.

o Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States and which may involve risks not associated with the securities of domestic issuers.

o Equity Index Fund is subject to risks associated with its use of options, futures, contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

o The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

o The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

o Each fixed income fund may invest up to 25% of its total assets in dollar-roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

o Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

o Strategic Income Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

POSSIBLE CONFLICTS OF INTEREST
The funds and the underlying funds have the same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.


                                                                               2
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE


The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, past performance does not guarantee future results.

Each fund's bar chart shows you how performance of the fund's shares has varied from year to year.

The tables compare each fund's performance over different time periods to that of the fund's benchmark indexes, which are broad measures of market performance. Each fund's performance reflects fund expenses; the benchmarks are unmanaged and have no expenses.

Both the charts and the tables assume that all distributions have been reinvested.


STRATEGY AGGRESSIVE GROWTH FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

1997           18.01%
1998            7.36%
1999           26.49%


Best Quarter:
Quarter ending:    December 31, 1999      20.43%

Worst Quarter:
Quarter ending:    September 30, 1998    (14.93)%



AVERAGE ANNUAL TOTAL RETURNS                Inception          Year                        Since
AS OF 12/31/99                                   Date    To Date(2)       One Year     Inception
------------------------------------------------------------------------------------------------

Strategy Aggressive Growth Fund               10/1/96         6.41%         26.49%        16.94%
------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                      2.29%         21.04%        28.06%
------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                     2.68%         (2.15)%        5.48%
------------------------------------------------------------------------------------------------


(1) Total return for the period from 1/1/2000 to 3/31/2000 was 6.41%.

(2) Year to date performance for the fund and the indexes is for the period from 1/1/2000 to 3/31/2000.

(3) An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.


STRATEGY GROWTH FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1997           16.36%
1998            7.52%
1999           19.13%

Best Quarter:
Quarter ending:    December 31, 1999      14.91%

Worst Quarter:
Quarter ending:    September 30, 1998    (11.92)%


AVERAGE ANNUAL TOTAL RETURNS                Inception          Year                        Since
AS OF 12/31/99                                   Date    To Date(2)       One Year     Inception
------------------------------------------------------------------------------------------------
Strategy Growth Fund                          10/1/96         5.49%         19.13%        14.42%
------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                      2.29%         21.04%        28.06%
------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                     2.68%         (2.15)%        5.48%
------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 3/31/2000 was 5.49%.

(2) Year to date performance for the fund and the indexes is for the period from 1/1/2000 to 3/31/2000.

(3) An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.


                                                                               3
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED
--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

STRATEGY GROWTH AND INCOME FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1997           13.96%
1998            8.20%
1999           13.15%


Best Quarter:
Quarter ending:    December 31, 1999     10.33%

Worst Quarter:
Quarter ending:    September 30, 1998    (8.30)%


AVERAGE ANNUAL TOTAL RETURNS                Inception           Year                        Since
AS OF 12/31/99                                   Date     To Date(2)      One Year      Inception
-------------------------------------------------------------------------------------------------
Strategy Growth and Income Fund               10/1/96          4.32%         13.15%        12.51%
-------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                       2.29%         21.04%        28.06%
-------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                      2.68%         (2.15)%        5.48%
-------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 3/31/2000 was 4.32%.

(2) Year to date performance for the fund and the indexes is for the period from 1/1/2000 to 3/31/2000.

(3) An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.


STRATEGY INCOME FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

1997           12.72%
1998            8.46%
1999           -0.39%

Best Quarter:
Quarter ending:    June 30, 1997          4.87%

Worst Quarter:
Quarter ending:    September 30, 1999    (2.43)%


AVERAGE ANNUAL TOTAL RETURNS                  Inception           Year                       Since
AS OF 12/31/99                                     Date     To Date(2)      One Year     Inception
--------------------------------------------------------------------------------------------------
Strategy Income Fund                          10/1/96            1.68%       (0.39)%         7.21%
--------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                         2.29%       21.04%         28.06%
--------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                        2.68%       (2.15)%         5.48%
--------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 3/31/2000 was 1.68%.

(2) Year to date performance for the fund and the indexes is for the period from 1/1/2000 to 3/31/2000.

(3) An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.



                                                                               4
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

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FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold shares of the funds. The funds do not impose any sales charges (loads) when you buy, sell, or exchange shares. Each fund imposes a redemption fee of 1% if you redeem your shares within 12 months of purchase. In addition, when you hold shares of one of the funds, you indirectly pay a portion of that fund's operating expenses. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1) As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.



                                                                  Aggressive                      Growth and
                                                                 Growth Fund     Growth Fund     Income Fund    Income Fund
---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                          None            None            None           None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                 None            None            None           None

 REDEMPTION FEE(2) AS A % OF AMOUNT REDEEMED                         1.00%           1.00%           1.00%          1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                $    25         $    25         $    25        $    25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
(expenses that are deducted from fund assets)
---------------------------------------------------------------------------------------------------------------------------
 Management Fees                                                     0.25%           0.25%           0.25%          0.25%
 Distribution and Service (12b-1) Fees                                None            None            None           None
 Other Expenses
  Shareholder Servicing Fee                                          0.25%           0.25%           0.25%          0.25%
  Miscellaneous                                                      0.36%           0.35%           0.29%          0.33%
 TOTAL                                                               0.86%           0.85%           0.79%          0.83%
---------------------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers and expense reimbursements by the advisor. THE ADVISOR INTENDS TO WAIVE FEES AND REIMBURSE EXPENSES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES FOR EACH FUND DO NOT EXCEED 0.40%. WAIVERS AND REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.

(2) Payable to the fund if you redeem your shares within 12 months of purchase.

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.


--------------------------------------------------------------------------------
RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" on the next page.


RANGES OF COMBINED DIRECT
AND INDIRECT EXPENSE RATIOS          Aggressive                            Growth and
AS A % OF AVERAGE NET ASSETS(1)      Growth Fund        Growth Fund        Income Fund        Income Fund
----------------------------------------------------------------------------------------------------------
                                  1.64% to 2.12%     1.61% to 2.08%     1.54% to 1.94%     1.60% to 1.88%
----------------------------------------------------------------------------------------------------------

(1) The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table on the next page. In addition, the funds' advisor intends to waive fees and reimburse expenses during the current fiscal year so that total operating expenses for each fund do not exceed 0.30%. Taking these waivers and reimbursements into account, the ranges of combined direct and indirect expense ratios would be 0.71% to 1.43% for Aggressive Growth Fund, 0.74% to 1.41% for Growth Fund, 0.74% to 1.34% for Growth and Income Fund, and 0.85% to 1.24% for Income Fund. Waivers and reimbursements may be discontinued at any time.


                                                                               5
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

               Aggressive                      Growth and
              Growth Fund     Growth Fund     Income Fund    Income Fund
--------------------------------------------------------------------------------
   1 year          $  291          $  287          $  277         $  277
   3 years         $  590          $  579          $  549         $  548
   5 years         $1,015          $  997          $  946         $  944
  10 years         $2,199          $2,161          $2,056         $2,053

You would pay the following expenses if you did not redeem your shares:


               Aggressive                      Growth and
              Growth Fund     Growth Fund     Income Fund    Income Fund
--------------------------------------------------------------------------------
   1 year          $  191          $  187          $  177         $  177
   3 years         $  590          $  579          $  549         $  548
   5 years         $1,015          $  997          $  946         $  944
  10 years         $2,199          $2,161          $2,056         $2,053

UNDERLYING FUND EXPENSE RATIOS
The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 1999.(1)



Underlying Fund                                                    Expense Ratio
--------------------------------------------------------------------------------
  Equity Index Fund                                                    0.89%
  Large Cap Growth Fund                                                0.89%
  Large Cap Value Fund                                                 0.90%
  Mid Cap Growth Fund                                                  0.96%
  Mid Cap Value Fund                                                   0.93%
  Small Cap Growth Fund                                                0.91%
  Small Cap Value Fund                                                 0.89%
  Equity Income Fund                                                   0.88%
  Real Estate Securities Fund                                          0.93%
  International Fund                                                   1.51%
  Emerging Markets Fund                                                1.73%
  Fixed Income Fund                                                    0.89%
  Strategic Income Fund                                                0.93%
  Prime Obligations Fund                                               0.51%
--------------------------------------------------------------------------------

(1) Actual expense ratios for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Index Fund, 0.35%; Large Cap Growth Fund, 0.80%; Large Cap Value Fund, 0.80%; Mid Cap Growth Fund, 0.90%; Mid Cap Value Fund, 0.90%; Small Cap Growth Fund, 0.90%; Small Cap Value Fund, 0.90%; Equity Income Fund, 0.75%; Real Estate Securities Fund, 0.80%; International Fund, 1.35%; Emerging Markets Fund, 1.45%; Fixed Income Fund, 0.70%; Strategic Income Fund, 0.90%; and Prime Obligations Fund, 0.45%. Fee waivers may be discontinued at any time.


                                                                               6
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2000, it had more than $81 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

The funds are managed by a team of persons associated with First American Asset Management.


--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). There is no front-end sales load to purchase shares of the funds, however, shares have a 1% redemption fee if the shares are redeemed within 12 months of the date of purchase.

You may purchase shares of the funds by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.


--------------------------------------------------------------------------------
SELLING FUND SHARES

If you sell your shares within 12 months of purchase, you will pay a 1% redemption fee.

If you purchased shares of the funds through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the funds at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.


--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.


--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.






FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

4/2000 3017-99 FPSF (R)

                                                                               7
FUND PROFILE - First American Strategy Funds

                                                             APRIL 1, 2000

                                                             ASSET CLASSES

                                                        *    EQUITY FUNDS
                                                       (*)   FUNDS OF FUNDS
                                                        *    BOND FUNDS
                                                        *    TAX FREE BOND FUNDS
                                                        *    MONEY MARKET FUNDS


FUND PROFILE

FIRST AMERICAN

STRATEGY
        FUNDS

U.S. BANCORP
401(k) SAVINGS PLAN

AGGRESSIVE GROWTH FUND
GROWTH FUND
GROWTH AND INCOME FUND
INCOME FUND


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS (R)
       THE POWER OF DISCIPLINED INVESTING (R)

FIRST AMERICAN STRATEGY FUNDS

--------------------------------------------------------------------------------
OBJECTIVES


STRATEGY AGGRESSIVE GROWTH FUND seeks a high level of capital growth.

STRATEGY GROWTH FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH AND INCOME FUND seeks both capital growth and current income.

STRATEGY INCOME FUND seeks a high level of current income consistent with limited risk to capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Growth Fund and Strategy Growth Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth and Income Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.


The underlying funds in which the Strategy Funds invest include the 11 equity funds and two fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                                      Aggressive                           Growth and
                                     Growth Fund         Growth Fund       Income Fund        Income Fund
------------------------------------------------------------------------------------------------------------
                                      MIN        MAX       MIN     MAX       MIN     MAX       MIN       MAX
------------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE              60%       100%       50%    90%        35%    75%        15%       45%
Equity Index Fund                     0%        80%        0%    75%         0%    60%         0%       35%
Large Cap Growth Fund                 5%        50%        5%    45%         5%    40%         0%       25%
Large Cap Value Fund                  5%        50%        5%    45%         5%    40%         0%       25%
Mid Cap Growth Fund                   0%        40%        0%    30%         0%    20%         0%       10%
Mid Cap Value Fund                    0%        40%        0%    30%         0%    20%         0%       10%
Small Cap Growth Fund                 0%        40%        0%    30%         0%    20%         0%       10%
Small Cap Value Fund                  0%        40%        0%    30%         0%    20%         0%       10%
Equity Income Fund                    0%        15%        0%    25%         0%    35%         0%       45%
Real Estate Securities Fund           0%        15%        0%    15%         0%    15%         0%       15%
Emerging Markets Fund                 0%        15%        0%    15%         0%    10%         0%        5%
International Fund                    0%        35%        0%    30%         0%    25%         0%       15%

FIXED INCOME FUNDS AS A WHOLE         0%        40%       10%    50%        25%    65%        55%       85%
Fixed Income Fund                     0%        40%        0%    50%        10%    65%        25%       85%
Strategic Income Fund                 0%        15%        0%    20%         0%    20%         0%       25%

PRIME OBLIGATIONS FUND                0%        35%        0%    35%         0%    35%         0%       35%
------------------------------------------------------------------------------------------------------------

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Investor Services at 1-800-637-2548.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
                                                                               1
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

ADDITIONAL EXPENSES
Investing in the underlying funds through an investment in one of the Strategy Funds involves additional expenses that would not be present in a direct investment in the underlying funds.

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS
The Strategy Funds are subject to the risks of the underlying funds in which they invest. These risks include:

o The underlying funds (other than Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

o Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

o Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund, and International Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

o Mid Cap Growth Fund and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

o Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry, and to the risks associated with direct investments in real estate investment trusts.

o International Fund, Emerging Markets Fund, and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.

o Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

o Equity Index Fund is subject to risks associated with its use of options, futures, contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

o The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

o The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

o Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

o Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

o Strategic Income Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds."In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

POSSIBLE CONFLICTS OF INTEREST
The funds and the underlying funds have the same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.


                                                                               2
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE


The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, past performance does not guarantee future results.

Each fund's bar chart shows you how performance of the fund's shares has varied from year to year.

The tables compare each fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. Each fund's performance reflects fund expenses; the benchmarks are unmanaged and have no expenses.

Both the charts and the tables assume that all distributions have been reinvested.


STRATEGY AGGRESSIVE GROWTH FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

1997           18.01%
1998            7.36%
1999           26.49%


Best Quarter:
Quarter ending:    December 31, 1999      20.43%

Worst Quarter:
Quarter ending:    September 30, 1998    (14.93)%


AVERAGE ANNUAL TOTAL RETURNS                  Inception           Year                     Since
AS OF 12/31/99                                     Date     To Date(2)    One Year     Inception
-------------------------------------------------------------------------------------------------
Strategy Aggressive Growth Fund               10/1/96         6.41%         26.49%        16.94%
-------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                      2.29%         21.04%        28.06%
-------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                     2.68%         (2.15)%        5.48%
-------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 3/31/2000 was 6.41%.

(2) Year to date performance for the fund and the indices is for the period from 1/1/2000 to 3/31/2000.

(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

STRATEGY GROWTH FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

1997           16.36%
1998            7.52%
1999           19.13%

Best Quarter:
Quarter ending:    December 31, 1999      14.91%

Worst Quarter:
Quarter ending:    September 30, 1998    (11.92)%


AVERAGE ANNUAL TOTAL RETURNS                  Inception           Year                      Since
AS OF 12/31/99                                     Date     To Date(2)     One Year     Inception
-------------------------------------------------------------------------------------------------
Strategy Growth Fund                          10/1/96          5.49%         19.13%        14.42%
-------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                       2.29%         21.04%        28.06%
-------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                      2.68%         (2.15)%        5.48%
-------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 3/31/2000 was 5.49%.

(2) Year to date performance for the fund and the indices is for the period from 1/1/2000 to 3/31/2000.

(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.



                                                                               3
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)


STRATEGY GROWTH AND INCOME FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

1997           13.96%
1998            8.20%
1999           13.15%

Best Quarter:
Quarter ending:    December 31, 1999     10.33%

Worst Quarter:
Quarter ending:    September 30, 1998    (8.30)%


AVERAGE ANNUAL TOTAL RETURNS                  Inception              Year                   Since
AS OF 12/31/99                                     Date        To Date(2)     One Year  Inception
-------------------------------------------------------------------------------------------------
Strategy Growth and Income Fund                 10/1/96         4.32%           13.15%     12.51%
-------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                        2.29%           21.04%     28.06%
-------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                       2.68%           (2.15)%     5.48%
-------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 3/31/2000 was 4.32%.

(2) Year to date performance returns for the fund and the index(es) are for the period from 1/1/2000 to 3/31/2000.

(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

STRATEGY INCOME FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1997           12.72%
1998            8.46%
1999           -0.39%

Best Quarter:
Quarter ending:    June 30, 1997          4.87%

Worst Quarter:
Quarter ending:    September 30, 1999    (2.43)%


AVERAGE ANNUAL TOTAL RETURNS                  Inception           Year                   Since
AS OF 12/31/99                                     Date     To Date(2)    One Year   Inception
---------------------------------------------------------------------------------------------------
Strategy Income Fund                            10/1/96         1.68%       (0.39)%     7.21%
---------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                        2.29%       21.04%     28.06%
---------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                       2.68%       (2.15)%     5.48%
---------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 3/31/2000 was 1.68%.

(2) Year to date performance returns for the fund and the index(es) are for the period from 1/1/2000 to 3/31/2000.

(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

                                                                               4
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold shares of the funds. The funds do not impose any sales charges (loads) when you buy, sell or exchange shares. Each fund imposes a redemption fee of 1% if you redeem your shares within 12 months of purchase. In addition, when you hold shares of one of the funds, you indirectly pay a portion of that fund's operating expenses. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1) As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.



                                                                  Aggressive                      Growth and
                                                                 Growth Fund     Growth Fund     Income Fund    Income Fund
---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                        None            None            None            None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None            None            None            None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
(expenses that are deducted from fund assets)

---------------------------------------------------------------------------------------------------------------------------
 Management Fees                                                    0.25%           0.25%           0.25%           0.25%
 Distribution and Service (12b-1) Fees                              None            None            None            None
 Other Expenses
  Shareholder Servicing Fee                                         0.25%           0.25%           0.25%           0.25%
  Miscellaneous                                                     0.36%           0.35%           0.29%           0.33%
 TOTAL                                                              0.86%           0.85%           0.79%           0.83%
---------------------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers and expense reimbursements by the advisor. THE ADVISOR INTENDS TO WAIVE FEES AND REIMBURSE EXPENSES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES FOR EACH FUND DO NOT EXCEED 0.40%. WAIVERS AND REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------
RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" on the next page.



RANGES OF COMBINED DIRECT
AND INDIRECT EXPENSE RATIOS           Aggressive                           Growth and
AS A % OF AVERAGE NET ASSETS(1)      Growth Fund        Growth Fund        Income Fund        Income Fund
----------------------------------------------------------------------------------------------------------
                                  1.64% to 2.12%     1.61% to 2.08%     1.54% to 1.94%     1.60% to 1.88%
----------------------------------------------------------------------------------------------------------

(1) The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table on the next page. In addition, the funds' advisor intends to waive fees and reimburse expenses during the current fiscal year so that total operating expenses for each fund do not exceed 0.30%. Taking these waivers and reimbursements into account, the ranges of combined direct and indirect expense ratios would be 0.71% to 1.43% for Aggressive Growth Fund, 0.74% to 1.41% for Growth Fund, 0.74% to 1.34% for Growth and Income Fund, and 0.85% to 1.24% for Income Fund. Waivers and reimbursements may be discontinued at any time.


                                                                               5
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

               Aggressive                      Growth and
              Growth Fund     Growth Fund     Income Fund    Income Fund
--------------------------------------------------------------------------------
   1 year          $  191          $  187          $  177         $  177
   3 years         $  590          $  579          $  549         $  548
   5 years         $1,015          $  997          $  946         $  944
  10 years         $2,199          $2,161          $2,056         $2,053

UNDERLYING FUND EXPENSE RATIOS
The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 1999.(1)

UNDERLYING FUND                                                    EXPENSE RATIO
--------------------------------------------------------------------------------
  Equity Index Fund                                                  0.89%
  Large Cap Growth Fund                                              0.89%
  Large Cap Value Fund                                               0.90%
  Mid Cap Growth Fund                                                0.96%
  Mid Cap Value Fund                                                 0.93%
  Small Cap Growth Fund                                              0.91%
  Small Cap Value Fund                                               0.89%
  Equity Income Fund                                                 0.88%
  Real Estate Securities Fund                                        0.93%
  International Fund                                                 1.51%
  Emerging Markets Fund                                              1.73%
  Fixed Income Fund                                                  0.89%
  Strategic Income Fund                                              0.93%
  Prime Obligations Fund                                             0.51%
--------------------------------------------------------------------------------

(1) Actual expense ratios for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Index Fund, 0.35%; Large Cap Growth Fund, 0.80%; Large Cap Value Fund, 0.80%; Mid Cap Growth Fund, 0.90%; Mid Cap Value Fund, 0.90%; Small Cap Growth Fund, 0.90%; Small Cap Value Fund, 0.90%; Equity Income Fund, 0.75%; Real Estate Securities Fund, 0.80%; International Fund, 1.35%; Emerging Markets Fund, 1.45%; Fixed Income Fund, 0.70%; Strategic Income Fund, 0.90%; and Prime Obligations Fund, 0.45%. Fee waivers may be discontinued at any time.


                                                                               6
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2000, it had more than $81 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

The funds are managed by a team of persons associated with First American Asset Management.


--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 701/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 591/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.








FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

4/2000 3017-99 FPSF (I)

                                                                               7
FUND PROFILE - First American Strategy Funds

[LOGO] FIRST AMERICAN FUNDS(R)

First American Investment Funds, Inc.
First American Strategy Funds, Inc.
First American Funds, Inc.

MAIL TO: First American Funds
P.O. Box 219382, Kansas City, MO 64121-9382
FOR MORE INFORMATION CALL: 1-800-637-2548

NEW ACCOUNT APPLICATION

Investors may purchase fund shares after reviewing fund profiles or after requesting and reviewing fund prospectuses.

Please Print Clearly

1.  SHAREHOLDER REGISTRATION

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NAME IN WHICH SHARES WILL BE REGISTERED
(YOUR FULL NAME, OR NAME OF CORPORATION, OR TRUSTEE)

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ADDRESS

--------------------------------------------------------------------------------
CITY                              STATE                   ZIP

(    )                              (    )
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DAYTIME PHONE                       EVENING PHONE

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SOCIAL SECURITY OR TAX ID NUMBER

[ ] U.S. CITIZEN      [ ] OTHER
                                 -----------------------------------------------
                                                    SPECIFY

2.  TYPE OF ACCOUNT

[ ] INDIVIDUAL        [ ] JOINT

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JOINT ACCOUNT OWNER

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SOCIAL SECURITY OR TAX ID NUMBER

[ ] TRUST
          ----------------------------------------------------------------------
           NAME OF TRUST

          ----------------------------------------------------------------------
           DATE OF TRUST AGREEMENT

[ ] CORPORATION, PARTNERSHIP OR OTHER ENTITY

Remember, your Social Security/Taxpayer ID number must be provided to avoid back-up withholding.

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NAME

--------------------------------------------------------------------------------
SOCIAL SECURITY OR TAX ID NUMBER

[ ] GIFT TO MINOR
                  --------------------------------------------------------------
                                        CUSTODIAN'S NAME
AS CUSTODIAN FOR
                 ---------------------------------------------------------------
                                          NAME OF MINOR

UNDER THE                         UNIFORM GIFT/TRANSFER TO MINORS ACT
          -----------------------
                   STATE

$250 PER FUND MINIMUM GIFT

3.  FIRST AMERICAN FUND SELECTION*

Check the fund(s) and indicate the amount of investment for each fund. Minimum investment: $1,000 per fund. Enclose one check for the total amount of your investment.

FUND                          AMOUNT               CLASS OF SHARES

MONEY MARKET
Government Obligations        $_______ [ ] A(829)
Prime Obligations             $_______ [ ] A(766)  [ ] B(767)  [ ] C(1316)
Tax Free Obligations          $_______ [ ] A(746)
Treasury Obligations          $_______ [ ] A(828)

*Class B shares available only for exchanges from other Class B shares or for participation in the systematic exchange program, section 9-B.

FUND                          AMOUNT               CLASS OF SHARES

TAX FREE BOND
Arizona Tax Free              $_______ [ ] A(1336)             [ ] C(1337)
California Intermediate
   Tax Free                   $_______ [ ] A(749)
California Tax Free           $_______ [ ] A(1339)             [ ] C(1340)
Colorado Intermediate
   Tax Free                   $_______ [ ] A(806)
Colorado Tax Free             $_______ [ ] A(1342)             [ ] C(1343)
Intermediate Tax Free         $_______ [ ] A(771)
Minnesota Intermediate
   Tax Free                   $_______ [ ] A(804)
Minnesota Tax Free            $_______ [ ] A(484)              [ ] C(1320)
Oregon Intermediate
   Tax Free                   $_______ [ ] A(779)
Tax Free                      $_______ [ ] A(483)              [ ] C(1319)

BOND
Corporate Bond                $_______ [ ] A(1345) [ ] B(1346) [ ] C(1347)
Fixed Income                  $_______ [ ] A(773)  [ ] B(774)  [ ] C(1317)
Intermediate Term
   Income                     $_______ [ ] A(776)
Limited Term Income           $_______ [ ] A(778)
Strategic Income              $_______ [ ] A(942)  [ ] B(492)  [ ] C(1318)

FUNDS OF FUNDS
Strategy Aggressive
   Growth                     $_______ [ ] (827)
Strategy Growth               $_______ [ ] (825)
Strategy Growth &
   Income                     $_______ [ ] (826)
Strategy Income               $_______ [ ] (824)

LARGE CAP
Balanced                      $_______ [ ] A(798)  [ ] B(7990) [ ] C(1322)
Equity Income                 $_______ [ ] A(759)  [ ] B(764)  [ ] C(1323)
Equity Index                  $_______ [ ] A(789)  [ ] B(790)  [ ] C(1321)
Large Cap Growth              $_______ [ ] A(760)  [ ] B(765)  [ ] C(1325)
Large Cap Value               $_______ [ ] A(783)  [ ] B(784)  [ ] C(1324)

MID CAP
Mid Cap Growth                $_______ [ ] A(487)  [ ] (496)   [ ] C(1327)
Mid Cap Value                 $_______ [ ] A(786)  [ ] (787)   [ ] C(1326)

SMALL CAP
Small Cap Growth              $_______ [ ] A(808)  [ ] B(809)  [ ] C(1329)
Small Cap Value               $_______ [ ] A(740)  [ ] B(741)  [ ] C(1328)
International
Emerging Markets              $_______ [ ] A(489)  [ ] B(494)  [ ] C(1331)
International                 $_______ [ ] A(814)  [ ] B(815)  [ ] C(1330)
International Index           $_______ [ ] A(743)  [ ] B(744)  [ ] C(1332)

SECTOR
Health Sciences               $_______ [ ] A(821)  [ ] B(822)  [ ] C(1333)
Real Estate Securities        $_______ [ ] A(817)  [ ] B(820)  [ ] C(1334)
Technology                    $_______ [ ] A(811)  [ ] B(812)  [ ] C(1335)

TOTAL INVESTMENT              $___________________________________________

METHOD OF PAYMENT:

[ ] Enclosed is my check for the total amount of my investment made payable to First American Funds.

[ ] Bank wire sent _____________________________________________________________
                                   CONTROL NUMBER                     DATE

NOTE: To purchase shares by federal funds or bank wire, call 1-800-637-2548.

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  NOT FDIC INSURED              NO BANK GUARANTEE              MAY LOSE VALUE
--------------------------------------------------------------------------------

4.  DIVIDEND INCOME & CAPITAL GAINS

Check your choice of dividend/capital gain distribution and choose your payment method, if applicable.

Check one only; if none is checked, all dividend income and capital gains, if any, will be reinvested automatically.

[ ] Reinvest all dividend income and capital gains.

[ ] Pay dividends in cash and reinvest capital gains.

[ ] Pay capital gains in cash and reinvest dividends.

[ ] Pay all dividend income and capital gains in cash.

METHOD OF PAYMENT: If dividend income or capital gains are to be distributed in cash, select one of the following:

[ ] Check sent to the address of record.

[ ] Cash via Automated Clearing House (ACH). (See section 7.)

5.  SPECIAL DIVIDEND SERVICE (OPTIONAL)

Special dividend service allows you to invest income and capital gains from one First American Fund into another First American Fund account.

[ ] Check here if you want this service.

I hereby authorize the fund distributor, SEI Investments Distribution Co., to invest dividends and capital gains as indicated below:

[ ] Invest both dividends and capital gains.

FROM:                                    TO:

---------------------------------------  ---------------------------------------
(fund name)                              (fund name)

---------------------------------------  ---------------------------------------
(account number)                         (account number)

[ ] Invest only the dividends.

FROM:                                    TO:

---------------------------------------  ---------------------------------------
(fund name)                              (fund name)

---------------------------------------  ---------------------------------------
(account number)                         (account number)

6.  TELEPHONE EXCHANGE & REDEMPTION

The fund(s) currently offer telephone exchange and redemption privileges to shareholders, whereby a shareholder may redeem funds and make wire transfers over the telephone ($50,000 MAXIMUM PER DAY). To establish wire transfer rights, please complete the section related to Bank & Wire Instructions. Shareholders may also make fund to fund exchanges over the telephone. Neither the transfer agent nor the fund(s) will be responsible for the authenticity of redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The fund(s) and transfer agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone instructions if it does not employ these procedures. Such procedures may include taping of telephone conversations.

[ ] I DO NOT WANT the telephone exchange and redemption privileges indicated above.

[ ] I DO WANT the telephone exchange and redemption privileges indicated above.

NOTE: IF YOU DO NOT ELECT ONE OF THE CHOICES ABOVE, YOUR ACCOUNT WILL AUTOMATICALLY HAVE THE TELEPHONE EXCHANGE AND REDEMPTION FEATURE.

7.  BANK & WIRE INSTRUCTIONS

If you wish to redeem shares with payment via wire transfer, or make use of the systematic investment plan or systematic withdrawal plan, you must attach a voided check for the bank account you wish to use, or provide full bank account information as shown below. Any change in these instructions must be made in writing to First American Funds and signature guaranteed.

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BANK NAME                                     BRANCH OFFICE (IF APPLICABLE)

--------------------------------------------------------------------------------
BANK ADDRESS (DO NOT USE P.O. BOX)

--------------------------------------------------------------------------------
CITY                                          STATE                ZIP

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NAME(S) ON YOUR BANK ACCOUNT

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BANK ACCOUNT NUMBER                           BANK ABA NUMBER

Account Type (check one):     [ ] Checking                [ ] Savings

Please indicate whether you would like an:

[ ] ACH Record     [ ] Wire Record     [ ] Both an ACH and Wire Record

8.  CHECK WRITING PRIVILEGE (OPTIONAL)

Available on the First American Prime Obligations Fund Class A shares only.

[ ] Check here if you want this service.

If you elect this service, you must complete the signature card. (See section 14.) Allow 14 business days for delivery of your checkbook after our receipt of the signed signature card. Checks may be written against your money market investment for a minimum of $100 each check.

9.  SYSTEMATIC EXCHANGE PLAN (OPTIONAL)

Complete either Section A, B, or C below.

A. FOR SYSTEMATIC EXCHANGES FROM FIRST AMERICAN PRIME OBLIGATIONS CLASS A SHARES TO ALL OTHER CLASS A SHARE FUNDS.*

Exchanges will take place on the 20th of each month.

Total investment amount to be exchanged: $______________________________________

FROM: Prime Obligations account number (if known) ______________________________

TO: Fund Name and account number (if known)         Monthly $ amount ($100 min.)

____________________________________________________   $__________________/month

____________________________________________________   $__________________/month

____________________________________________________   $__________________/month

*Please note that if anticipated investment over the next 13 months is greater than $50,000, you may complete section 12 for letter of intent breakpoints.

B. FOR SYSTEMATIC EXCHANGES FROM FIRST AMERICAN PRIME OBLIGATIONS CLASS B SHARES TO ALL OTHER CLASS B SHARE FUNDS.

Entire investment must be exchanged within: (must choose one)

[ ] 6 months from date of purchase

[ ] 12 months from date of purchase

Exchanges will take place on the 20th of each month.

**Total investment amount $_____________________________________________________

FROM: Prime Obligations account number (if known) ______________________________

TO: Fund Name and account number (if known)              Amount total per fund**

____________________________________________________   $________________________

____________________________________________________   $________________________

____________________________________________________   $________________________

(Must equal initial total investment above)____**Total $________________________

**Each fund investment amount must total at least $1000. The monthly investment amount will be calculated automatically by dividing the total amount per fund by the time period chosen above. The exchange each month must equal at least $100 per fund.

C. FOR SYSTEMATIC EXCHANGES FROM FIRST AMERICAN PRIME OBLIGATIONS CLASS C SHARES TO ALL OTHER CLASS C SHARE FUNDS.

Entire investment must be exchanged within: (must choose one)

[ ] 6 months from date of purchase

[ ] 12 months from date of purchase

Exchanges will take place on the 20th of each month.

**Total investment amount $_____________________________________________________

FROM: Prime Obligations account number (if known) ______________________________

TO: Fund Name and account number (if known)             Amount total per fund***

____________________________________________________   $________________________

____________________________________________________   $________________________

____________________________________________________   $________________________

(Must equal initial total investment above)____**Total $________________________

**Each fund investment amount must total at least $1000. The monthly investment amount will be calculated automatically by dividing the total amount per fund by the time period chosen above. The exchange each month must equal at least $100 per fund.

10. SYSTEMATIC INVESTMENT PLAN (OPTIONAL)

If you choose this option, you must attach a voided check of the bank account you wish to use or provide full bank information in section 7.

Each fund must have a minimum initial investment of $1,000.

[ ] Check here if you want this service.

I authorize the fund distributor, SEI Investments Distribution Co., to draw on my bank account on a periodic basis as indicated below, for investments in my First American Funds account. I understand that if there are insufficient funds in my account, finance charges may apply.

[ ] I have attached a voided check, OR

[ ] I have provided bank information in section 7

Periodic investment amount $____________________________________________________
                                                ($100 minimum)
Name of fund____________________________________________________________________
To specify additional systematic investments, please attach a separate sheet.

PREFERRED INVESTMENT SCHEDULE:

[ ] Semi-monthly, on the 5th and 20th day of each month beginning_______________
                                                                     (MONTH)
Monthly, on the (check one):

[ ] 5th day of each month beginning ____________________________________________
                                                       (MONTH)

[ ] 20th day of each month beginning ___________________________________________
                                                       (MONTH)

11. SYSTEMATIC WITHDRAWAL PLAN (OPTIONAL)

If you choose payment by ACH, you must attach a voided check or provide full bank information in section 7.

[ ] Check here if you want this service.

To establish a systematic withdrawal plan (SWP), an investor must own or purchase shares of First American funds having a current net asset value of at least $5,000.

Name of fund ___________________________________________________________________
To specify additional SWPinvestments, please attach a separate sheet.

AMOUNT AND FREQUENCY OF PAYMENTS:

CLASS A SHARES

Beginning in _______________________________________________________ please make
                                    (MONTH, YEAR)
payments of ____________________________________________ (Indicate percentage or dollar amount to withdraw in space provided, $100 minimum).

[ ] Monthly   [ ] Quarterly   [ ] Semi-annually   [ ] Annually

Payments to be made on the [ ] 5th or [ ] 20th of the month.

CLASS B OR CLASS C SHARES

Beginning in _______________________________________________________ please make
                                    (MONTH, YEAR)
payments equal to _______% of my account value. (Amount must be specified as a percentage of account value, not as a fixed dollar amount. Indicate percentage to withdraw in space provided. For Class B and Class C shares, up to 12% of account value can be redeemed without a back-end sales charge. You may choose a dollar amount or percentage in excess of 12%; however, any applicable back-end sales charges will be assessed against the total amount withdrawn. Initially, account is valued as of SWP set-up date, subsequent market value adjustments will be done at the end of the calendar year. See prospectuses for more information).

[ ] Monthly   [ ] Quarterly   [ ] Semi-annually   [ ] Annually

Payments to be made on the [ ] 5th or [ ] 20th of the month.

PAYMENT INSTRUCTIONS (CHECK ONE):

[ ] I wish to have payments under the SWP made via ACH to my bank account.
    (Please attach a voided check from the bank account you wish to use, or complete section 7.)

[ ] I wish to have payments under the SWP made to me by check and sent to the address on my account.

[ ] I wish to have payments under the SWP made directly to my First American
    Funds' money market fund (ADP-SWP):

    ____________________________________________________________________________
    ACCOUNT NUMBER

[ ] I wish to have payments under the SWP made to me by check at the following address:

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ADDRESS

--------------------------------------------------------------------------------
CITY                                          STATE                ZIP

12. LETTER OF INTENT (OPTIONAL)

Applies to Class A shareholders only.

Letter of Intent allows you to aggregate anticipated purchases over a 13-month period to obtain a reduced sales charge.

[ ] Check here if you want this service.

Although I am not obligated to do so, I intend to purchase shares of First American Funds (as enumerated in the prospectus) over the next 13-month period which will equal or exceed:

[ ] $50,000       [ ] $250,000      [ ] $1 Million
[ ] $100,000      [ ] $500,000

The letter of intent may include all purchases up to 90 days preceding the date the letter was signed. Each purchase will be made at the reduced offering price applicable to the amount checked above, as described in the prospectus.

By completing this letter of intent and signing this application, I agree to the terms and conditions of the letter of intent. I hereby irrevocably constitute and appoint SEI Investments Distribution Co., my attorney, with full power of substitution, to surrender for redemption any or all shares of First American funds held as security as described in the prospectus.

13. SIGNATURE & CERTIFICATION (REQUIRED)

I affirm that I have reviewed either the fund profile(s) or the current prospectus(es) of the fund(s) selected on the first page and agree to their terms. I agree that SEI Investments Distribution Co. (SIDC), the transfer agent, First American Investment Funds, Inc./First American Strategy Funds, Inc./First American Funds, Inc. or any affiliate or their officers, directors or employees will not be liable for any loss, expense or cost for acting upon any instructions or inquiries believed genuine.

I understand that First American Asset Management serves as the advisor to the First American Funds. I understand that these investment products are not FDIC insured, are not deposits of, obligations of, or guaranteed by any bank, and involve investment risks, including possible loss of the principal invested. By signing this application, I hereby certify, under penalties of perjury, that the information on this application is complete and correct and, as required by federal law (Please check applicable boxes):

[ ] U.S. Citizen/Taxpayer:

    [ ] I certify that (1) the number shown above on this form is the correct
        Social Security number or Tax IDnumber and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

    [ ] If no Tax ID number or Social Security number has been provided above, I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID number or a Social Security number, and I understand that if I do not provide either number to the transfer agent within 60 days of the date of this application or if I fail to furnish my correct Social Security number or Tax ID number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request this form by calling 1-800-637-2548.)

[ ] Non-U.S. Citizen/Taxpayer: Indicate country of residence for tax purposes:
    Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

X
--------------------------------------------------------------------------------
SIGNATURE (INDIVIDUAL OR CUSTODIAN)                         DATE

X
--------------------------------------------------------------------------------
SIGNATURE (JOINT REGISTRANT, IF ANY)                        DATE

X
--------------------------------------------------------------------------------
SIGNATURE & TITLE                                           DATE
(CORPORATE OFFICER, PARTNER, TRUSTEE, ETC.)

14. HOW TO ESTABLISH CHECK WRITING CAPABILITY (OPTIONAL)

To establish the check writing privilege for Prime Obligations Fund Class A shares, all registered owners must sign below with a black ballpoint pen. (To establish the privilege for additional accounts, request an application supplement from your investment professional or call First American Funds at the toll-free number on the front of this application.)

METHOD OF PAYMENT:

Corporations, trusts, partnerships, and associations must also complete a corporate resolution or certification form. Request an application supplement.

[ ] Check here if more than one signature is required. If this circle is not marked, only one signature will be required on checks. (See notes on reverse.)

--------------------------------------------------------------------------------
OWNER'S NAME                                     SOCIAL SECURITY NUMBER

--------------------------------------------------------------------------------
OWNER'S SIGNATURE                                           DATE

--------------------------------------------------------------------------------
SIGNATURE(S) OF CO-OWNER(S) (IF ANY)                        DATE




DEALER INFORMATION:
--------------------------------------------------------------------------------
(Dealer must have approved agreement with fund distributor, SEI Investments Distribution Co.)

--------------------------------------------------------------------------------
FIRM

--------------------------------------------------------------------------------
ADDRESS

--------------------------------------------------------------------------------
CITY                                          STATE                ZIP

--------------------------------------------------------------------------------
PHONE                                         OFFICE NUMBER

--------------------------------------------------------------------------------
NAME OF REPRESENTATIVE/NUMBER (PLEASE PRINT)

--------------------------------------------------------------------------------
SIGNATURE OF REPRESENTATIVE

--------------------------------------------------------------------------------
SIGNATURE OF DEALER/SALES MANAGER

CHECK WRITING SIGNATURE CARD

(Not available for retirement accounts)

Please provide information requested on reverse side. The payment of funds on the conditions set forth below is authorized by the signature(s) appearing on the reverse side.

CONDITIONS: All checks will require all signatures administered exactly as they appear on the reverse side unless authority has been given to honor checks having an abbreviated first name or lacking or adding a middle initial providing that the signature is otherwise acceptable. Each signatory will guarantee the signature of those listed on the account.

The bank is authorized by the person(s) signing this card ("depositors") to honor any check for not less than the amount printed on the face of the check against the checking account and is directed to forward said check to the "fund" as authority to reimburse the bank by redeeming a sufficient number of shares for which share certificates have not been issued in the depositor's shareholder account.

Depositors will be subject to the bank's rules and regulations governing such checking accounts including the right of the bank not to honor checks in amounts exceeding the value of the depositor's shareholder account with the "fund" at the time the check is presented for payment. The undersigned understands that there may be bank service charges in connection with the program (i.e., for insufficient funds or for checks written under $100) which will be deducted from the undersigned's investor account.

Depositors hereby authorize the "fund" or its redemption agent to honor redemption requests presented in the above manner by the bank. It is further agreed as follows:

(1) All items must be a minimum amount, if so printed on the face of the check, or they will be returned to the depositor marked "non-sufficient funds." Deposits into the account may be made only by the "fund."

(2) Cancelled checks will be returned to the depositor(s) once monthly.

(3) The account may not be used for any purpose other than the presentment, forwarding and payment of checks relating to a mutual fund share account in the "fund."

(4) The bank reserves the right to change, modify or terminate this agreement at any time upon notification mailed to the address noted on the reverse side of this card.





                                                               1/2000   3024-99R